Portfolio of Investments
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 88.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.8%
Lockheed Martin Corp.
11/23/2020	2.500%	12,760,000	12,734,233
Banking 9.8%
American Express Co.
05/20/2022	2.750%	6,135,000	6,228,222
02/27/2023	3.400%	7,835,000	8,071,830
Bank of Montreal
03/26/2022	2.900%	8,000,000	8,106,651
Capital One Bank USA NA(a)
01/27/2023	2.014%	2,850,000	2,784,985
Capital One Financial Corp.
05/12/2020	2.500%	2,506,000	2,507,208
04/30/2025	4.250%	5,737,000	5,784,303
Goldman Sachs Group, Inc. (The)
02/20/2024	3.625%	9,300,000	9,717,193
JPMorgan Chase & Co.(a)
03/13/2026	2.005%	12,610,000	12,524,729
Wells Fargo & Co.(a)
02/11/2026	2.164%	7,020,000	6,827,570
Wells Fargo Bank NA
10/22/2021	3.625%	6,090,000	6,254,046
Total			68,806,737
Cable and Satellite 1.7%
Charter Communications Operating LLC/Capital
07/23/2025	4.908%	1,080,000	1,146,049
Sky PLC(b)
09/16/2024	3.750%	10,735,000	11,123,132
Total			12,269,181
Diversified Manufacturing 3.1%
Carrier Global Corp.(b)
02/15/2025	2.242%	9,095,000	8,835,655
Honeywell International, Inc.
11/01/2021	1.850%	10,555,000	10,573,908
08/08/2022	2.150%	2,612,000	2,636,341
Total			22,045,904
Electric 21.3%
AEP Texas, Inc.
10/01/2022	2.400%	11,023,000	10,695,362
American Electric Power Co., Inc.
11/13/2020	2.150%	4,985,000	4,944,573
12/01/2021	3.650%	1,936,000	1,959,775
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CenterPoint Energy, Inc.
09/01/2024	2.500%	7,230,000	7,096,324
CMS Energy Corp.
03/01/2024	3.875%	9,661,000	9,952,464
11/15/2025	3.600%	10,736,000	11,660,062
02/15/2027	2.950%	1,780,000	1,755,105
DTE Energy Co.
06/01/2024	3.500%	4,266,000	4,398,112
10/01/2026	2.850%	10,176,000	10,012,829
Duke Energy Corp.
09/01/2026	2.650%	15,078,000	15,001,463
Edison International
11/15/2024	3.550%	2,150,000	2,137,635
Emera U.S. Finance LP
06/15/2021	2.700%	9,801,000	9,935,283
06/15/2026	3.550%	6,670,000	6,339,119
Eversource Energy
10/01/2024	2.900%	13,095,000	12,940,566
01/15/2025	3.150%	2,464,000	2,441,610
Public Service Enterprise Group, Inc.
11/15/2021	2.000%	6,995,000	6,833,068
06/15/2024	2.875%	6,164,000	6,154,361
Southern Co. (The)
07/01/2021	2.350%	12,621,000	12,585,819
07/01/2026	3.250%	2,525,000	2,502,024
WEC Energy Group, Inc.
03/08/2022	3.100%	1,215,000	1,228,714
Xcel Energy, Inc.
03/15/2021	2.400%	9,064,000	9,041,776
Total			149,616,044
Finance Companies 1.9%
GE Capital International Funding Co. Unlimited Co.
11/15/2025	3.373%	13,285,000	13,230,690
Food and Beverage 9.0%
Bacardi Ltd.(b)
07/15/2026	2.750%	13,670,000	13,005,283
Conagra Brands, Inc.
10/22/2021	3.800%	14,734,000	14,828,663
11/01/2025	4.600%	3,316,000	3,533,809
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	9,564,000	9,024,118
Molson Coors Brewing Co.
07/15/2021	2.100%	3,660,000	3,594,489
Mondelez International Holdings Netherlands BV(b)
10/28/2021	2.000%	12,899,000	12,853,491
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sysco Corp.
07/15/2021	2.500%	5,980,000	5,976,393
Total			62,816,246
Health Care 3.7%
Becton Dickinson and Co.
11/08/2021	3.125%	7,281,000	7,317,666
12/15/2024	3.734%	4,871,000	5,022,180
Cigna Corp.(b)
10/15/2027	3.050%	3,830,000	3,772,993
CVS Health Corp.
03/25/2025	4.100%	9,066,000	9,590,012
Total			25,702,851
Healthcare Insurance 1.2%
Aetna, Inc.
11/15/2022	2.750%	3,790,000	3,808,590
Centene Corp.(b)
12/15/2027	4.250%	4,347,000	4,260,439
Total			8,069,029
Life Insurance 11.1%
AIG Global Funding(b)
07/02/2020	2.150%	2,500,000	2,488,229
Five Corners Funding Trust(b)
11/15/2023	4.419%	8,412,000	8,988,750
Guardian Life Global Funding(b)
05/06/2024	2.900%	8,790,000	9,493,472
MassMutual Global Funding II(b)
07/01/2022	2.250%	5,557,000	5,531,733
06/22/2024	2.750%	9,680,000	9,615,669
Metropolitan Life Global Funding I(b)
06/12/2020	2.050%	10,240,000	10,232,517
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	13,775,000	13,755,719
Principal Life Global Funding II(b)
11/21/2024	2.250%	18,070,000	17,745,509
Total			77,851,598
Media and Entertainment 1.4%
Discovery Communications LLC
06/15/2020	2.800%	9,772,000	9,747,741
Midstream 6.8%
Enterprise Products Operating LLC
02/15/2021	2.800%	4,300,000	4,252,825
MPLX LP(b)
12/01/2027	4.250%	8,050,000	6,322,888
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	17,140,000	13,789,702
Southern Natural Gas Co. LLC/Issuing Corp.
06/15/2021	4.400%	7,592,000	7,711,085
Western Gas Partners LP
07/01/2026	4.650%	13,484,000	6,968,936
Williams Companies, Inc. (The)
09/15/2025	4.000%	9,828,000	8,665,931
Total			47,711,367
Natural Gas 3.0%
NiSource Finance Corp.
05/15/2027	3.490%	13,883,000	14,073,374
NiSource, Inc.
11/17/2022	2.650%	6,965,000	7,036,225
Total			21,109,599
Pharmaceuticals 5.0%
AbbVie, Inc.
05/14/2025	3.600%	9,305,000	9,706,869
AbbVie, Inc.(b)
11/21/2026	2.950%	8,055,000	8,152,022
Allergan Funding SCS
06/15/2024	3.850%	7,747,000	8,009,191
Amgen, Inc.
11/15/2021	3.875%	3,105,486	3,160,006
05/11/2022	2.650%	5,655,000	5,716,156
Total			34,744,244
Retailers 1.5%
Target Corp.
07/01/2024	3.500%	5,416,000	5,767,050
Walmart, Inc.
06/26/2025	3.550%	4,325,000	4,724,022
Total			10,491,072
Technology 3.7%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	13,090,000	12,503,489
International Business Machines Corp.
05/13/2022	2.850%	12,830,000	13,158,722
Total			25,662,211
Transportation Services 1.1%
ERAC U.S.A. Finance LLC(b)
11/01/2023	2.700%	2,900,000	2,878,835
11/15/2024	3.850%	4,810,000	4,929,383
Total			7,808,218

2	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.3%
American Tower Corp.
01/15/2025	2.950%	2,270,000	2,254,258
Wirelines 1.0%
AT&T, Inc.
02/17/2021	2.800%	1,590,000	1,590,079
Verizon Communications, Inc.
04/01/2021	4.600%	5,320,000	5,456,507
Total			7,046,586
Total Corporate Bonds & Notes (Cost $632,492,185)			619,717,809

U.S. Treasury Obligations 5.4%

U.S. Treasury
03/15/2022	2.375%	17,840,000	18,575,203
08/15/2022	1.500%	19,000,000	19,549,219
Total U.S. Treasury Obligations (Cost $36,870,674)			38,124,422
Money Market Funds 5.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(c),(d)	38,352,376	38,333,200
Total Money Market Funds (Cost $38,353,902)		38,333,200
Total Investments in Securities (Cost: $707,716,761)		696,175,431
Other Assets & Liabilities, Net		4,811,200
Net Assets		700,986,631

At March 31, 2020, securities and/or cash totaling $1,159,371 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	522	06/2020	USD	115,039,828	1,214,442	—
U.S. Treasury 5-Year Note	114	06/2020	USD	14,290,969	138,668	—
Total					1,353,110	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(705)	06/2020	USD	(97,774,688)	—	(4,680,103)
U.S. Ultra Bond 10-Year Note	(14)	06/2020	USD	(2,184,438)	—	(29,244)
Total					—	(4,709,347)
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $153,985,719, which represents 21.97% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2020.
Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Limited Duration Credit Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	57,139,458	81,194,350	(99,981,432)	38,352,376	11,790	(17,072)	192,920	38,333,200
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Variable Portfolio – Limited Duration Credit Fund | Quarterly Report 2020